Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Expenses
Share-based compensation	$ 10,751	$ 16,983
Demonstration plant operations	9,924	13,974
Consulting fees	6,444	3,876
Office and administration	4,914	4,148
Professional fees	3,719	2,323
Management and directors' fees	3,372	3,244
Salaries and benefits	2,946	310
Patent	975	932
Amortisation of property, plant and equipment	907	214
Travel	842	600
Amortisation of office leases	556	274
Filing and transfer agent	533	585
Advertising and investor relations	308	545
Amortisation of intangible assets	85	110
Project investigation		1,208
Foreign exchange gain	(866)	(4,035)
Loss from operations	(45,410)	(45,291)
Gain on deconsolidation of subsidiaries	226,418
Interest and other income	1,249	3,348
Fair value gain on financial asset - FID	530
Investment loss from joint ventures	(214)
Interest and accretion expense	(84)	(46)
Net income (loss) before income taxes	182,489	(41,989)
Deferred income tax expense	(35,040)
Net income (loss)	147,449	(41,989)
Item that may be reclassified subsequently to income or loss:
Currency translation differences of foreign operations	3,301	522
Currency translation differences reclassified to net income	(1,519)
Total comprehensive income (loss)	$ 149,231	$ (41,467)
Weighted average number of common shares outstanding - basic	176,930,274	168,578,197
Weighted average number of common shares outstanding - diluted	179,419,385	168,578,197
Basic earnings (loss) per share (in CAD per share)	$ 0.83	$ (0.25)
Diluted earnings (loss) per share (in CAD per share)	$ 0.82	$ (0.25)